LEASES - Future minimum lease payments for operating and financing leases as lessee (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Leases
For the year ended December 31, 2023	¥ 669,495	$ 97,067
For the year ended December 31, 2024	558,874	81,029
For the year ended December 31, 2025	375,557	54,451
For the year ended December 31, 2026	221,942	32,179
For the year ended December 31, 2027	114,936	16,664
Thereafter	288,351	41,807
Total minimum lease payments	2,229,155	323,197
Less: imputed interest	392,836	56,955
Total lease liability balance	1,836,319	266,242
Minimum payments related to leases not yet commenced as of December 31, 2022	37,346	5,415
Financing leases
For the year ended December 31, 2023	13,840	2,007
For the year ended December 31, 2024	13,684	1,984
For the year ended December 31, 2025	12,853	1,864
For the year ended December 31, 2026	1,171	170
For the year ended December 31, 2027	12	2
Total minimum lease payments	41,560	6,027
Less: imputed interest	3,663	534
Total lease liability balance	37,897	5,493
Minimum payments related to leases not yet commenced as of December 31, 2022	¥ 37,819	$ 5,483